Business combinations - Summary of Changes In Balance Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Balance Payable From Acquisition Of Subsidiaries [Abstract]
At January 1	$ 0	$ 299
Addition due to acquisition - installments	4,053	0
Payments of principal/finance charges - installments	(3,016)	0
Earn-out adjustment	0	(299)
Accrued interest and others	29	0
Exchange differences	(94)	0
At December 31	$ 972	$ 0